Reporting entity	12 Months Ended
Dec. 31, 2022
Reporting entity
Reporting entity
1 Reporting entity
(a) ZIM Integrated Shipping Services Ltd. (hereinafter - the "Company" or "ZIM") and its subsidiaries (hereinafter - the "Group" or "the Companies") and the Group’s interests in associates, operate in the field of container shipping and related services.

ZIM is a company incorporated in Israel, with limited liability. ZIM’s ordinary shares have been listed on the New York Stock Exchange (the “NYSE”) under the symbol “ZIM” on January 28, 2021. The address of the Company’s registered office is 9 Andrei Sakharov Street, Haifa, Israel.

(b) Financial position

(1) The container shipping industry continues to be characterized by volatility in freight rates, charter rates and bunker prices, accompanied by significant uncertainties in the global trade (including the implications of the ongoing military conflict between Russia and Ukraine, the rise of inflation in certain countries, or the continuing trade restrictions between the US and China). In addition, regulators in certain jurisdictions have become more active in their regulatory oversight over our industry, through change in regulations and interpretation of related rules.

In June 2022, the US administration published the ‘Ocean Shipping Reform Act of 2022’, promoting an increased regulatory supervision over maritime shipping carriers and others in the shipping industry, mainly in respect of demurrage and detention charges.

Following the peak levels reached during 2021 and the first quarter of 2022, freight rates have decreased in most trades throughout the remainder of the year, although remained at levels which continued to enable the Company to further strengthen its capital structure over the period.

In view of the aforementioned business environment and in order to constantly improve the Group’s results of operations and liquidity position, Management continues to optimize its network by participating in partnerships and cooperation agreements and by upgrading its customer’s offerings, whilst seeking operational excellence and cost efficiencies.

(2) Further to the Company’s operational cooperation with the “2M” alliance initiated in 2018, the Company announced in February 2022, that the 2M alliance partners (Maersk and MSC, two leading shipping liner companies) and the Company formally agreed to extend their existing operational collaboration agreement, based on a full slot exchange and vessel sharing agreement, on the Asia – US East Coast and Asia – US Gulf Coast trades. The parties also agreed to terminate their collaboration in the Asia to Mediterranean and Pacific North – West trades, in which ZIM launched a new independent service to address its customers' needs. The amended agreement with the 2M alliance partners became effective on April 2, 2022, while both parties may terminate the agreement by providing a six-month prior written notice following the initial 12-month period from the effective date of the amended agreement. In January 2023 the members of the 2M Alliance announced the termination of the 2M Alliance in 2025.

(3) In August 2022, the Company announced a long-term agreement with Shell NA LNG, LLC for the purpose of supply marine liquefied natural gas (LNG). The agreement, committing the parties for a period of ten years, will secure the supply of LNG for ten 15,000 TEU LNG-fueled vessels that are expected to enter into service during 2023-2024 and be deployed on the Asia - US East Coast trade (in respect of the Company’s commitments, see also Note 26).

(4) In November 2022, the Company early repaid in full its Tranche-E loan for a total consideration of US$ 66 million (see also Notes 12 and 23(b)).

(5) Charter agreements:

In January 2022, the Company entered into an agreement with a related-party shipping company for an eight-year charter of three 7,000 TEU liquefied natural gas (LNG) dual-fuel container vessels, for a total consideration of approximately US$ 400 million. The vessels are scheduled to be delivered during the first and second quarters of 2024.

In February 2022, the Company entered into an agreement with Navios Maritime Partners L.P. for chartering a total of thirteen container vessels for a term of approximately five years, in a total consideration of approximately US$ 870 million. The agreement comprises five secondhand vessels at the size range of 3,500-4,360 TEU, all of which were delivered during 2022, deployed in trades between Asia and Africa, and eight 5,300 TEU newbuild vessels, scheduled to be delivered between the third quarter of 2023 and the fourth quarter of 2024.

In March 2022, the Company entered into an agreement with MPC Container Ships ASA and MPC Capital AG, for chartering of six 5,500 TEU newbuild vessels for a period of seven years, in a total consideration of approximately US$ 600 million. The vessels are scheduled to be delivered between May 2023 and February 2024.

As part of its ongoing operational needs, the Company continued to charter vessels for additional periods through new and extended chartering arrangements (see also Notes 7 and 26).

(6) Fleet acquisitions:

Further to the purchase agreements of eight second-hand vessels the Company entered into during the second half of 2021, all related vessels were delivered to the Company, including five of such vessels delivered during 2022.

(7) Dividends:

In April, June, September and December 2022, further to the approval of the Company’s Board of Directors, the Company distributed dividends in amounts of US$ 2,037 million, US$ 342 million, US$ 570 million and US$ 354 million, reflecting US$ 17.00, US$ 2.85, US$ 4.75 and US$ 2.95 per ordinary share, respectively.

In March 2023, in accordance with the Company’s dividend policy, the Company’s Board of Directors approved a dividend distribution of approximately US$ 6.40 per ordinary share (or approximately US$ 769 million, considering the number of ordinary shares outstanding as of December 31, 2022). The dividend is scheduled to be paid on April 3, 2023, to all holders of ordinary shares on record as of March 24, 2023.

Since the foregoing declared dividend amount per share constitutes more than 25% of the Company’s ordinary share market price on the declaration date (March 13, 2023), according to the NYSE rules, the ex-dividend date with respect to this dividend distribution will be April 4, 2023.